INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2020	June 30, 2020

Land use right	$1,561,400	$1,442,456
Computer software	29,539	25,039
Subtotal	1,590,939	1,467,495
Less: Accumulated amortization	(82,177)	(43,091)
Intangible assets, net	$1,508,762	$1,424,404

Amortization expense related to intangible assets was $34,126 and $14,672 for the six months ended December 31, 2020 and 2019, respectively.

Amortization expense related to intangible assets was $26,810 and $7,426 for the three months ended December 31, 2020 and 2019, respectively.

Fangguan Electronics acquired the land use right from the local government in August 2012 which expires on August 15, 2062. As of December 31, 2020 and June 30, 2020, land use right was pledged as collateral for bank loans (See Note 9).

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	June 30, 2020	June 30, 2019

Land use right	$1,442,456	$1,485,428
Computer software	25,039	25,785
Subtotal	1,467,495	1,511,213
Less: Accumulated amortization	(43,091)	(14,814)
Intangible assets, net	$1,424,404	$1,496,399

Amortization expense related to intangible assets was $28,905 and $15,097 for the years ended June 30, 2020 and 2019, respectively.

Fangguan Electronics acquired the land use right from the local government in August 2012 which expires on August 15, 2062. As of June 30, 2020 and 2019, land use right was pledged as collateral for bank loans (See Note 8).